Note 22 - Income Tax Provision - Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting profit before tax			$ 0	$ 21,756
Tax at the applicable rate of 21%			0
Tax at the applicable rate of 21%			(1,362)	4,569
State income taxes, net of federal benefit			0	(710)
Permanent items			0	380
Tax effect of differences in foreign tax rates			0	(4,747)
Other			0
Other				1,311
Change in valuation allowance			0
Change in valuation allowance			1,777	(213)
Actual income tax expense/(benefit) - continuing operations	$ (0)	$ (0)	(0)	590
Current tax expense - discontinued operations				$ 87
US Federal Statutory Rate, percent			21.00%
State income taxes, net of federal benefit, percent			0.00%
Change of Valuation Allowance, percent			(27.40%)
Stock issuance costs			$ 58
Stock issuance costs, percent			(0.90%)
Other equity expenses			$ 878
Other equity expenses, percent			(13.50%)
FV change and interest of convertible notes			$ 1,598
FV change and interest of convertible notes, percent			(24.60%)
Warrant			$ (72)
Warrant, percent			1.10%
Uncertain Tax Positions			$ 0
Uncertain Tax Positions, percent			0.00%
Actual income tax expense (benefit), percent	0.00%	0.00%	0.00%
Revenue Commissioners, Ireland [Member]
Tax effect of differences in foreign tax rates			$ (1,168)
Change in valuation allowance			(244)
Debt Cancellation Income related to loan not historically deducted			$ (1,932)
Debt Cancellation Income related to loan not historically deducted, percent			29.80%
Differences in statutory tax rates, percent			18.00%
True up of DTA due to disposal of subsidiaries			$ 456
True up of DTA due to disposal of subsidiaries, percent			(7.00%)
Change of Valuation Allowance, percent			3.80%
Non taxable items due to disposal of entity			$ 59
Non taxable items due to disposal of entity, percent			(0.90%)
Other Foreign Countries Tax Authorities [Member]
Tax effect of differences in foreign tax rates			$ (48)
Differences in statutory tax rates, percent			0.70%